Subsequent Events (FY)	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events
22. Subsequent events

The Company evaluates events that occur after the year-end date through the date the financial statements are available to be issued.

On January 31, 2020, the Company filed a Certificate of Designation of Preferences, Right and Limitations of Series C Convertible Preferred Stock of the Company with the Nevada Secretary of State which amended our Articles of Incorporation to designate 90 shares of our preferred stock as Series C Convertible Preferred Stock.

Subsequent to December 31, 2019, the Company received $2,250,000 in proceeds for the purchase of 90 shares of Series C Convertible Preferred Stock. As of the date of this report, no shares of Series C Convertible Preferred Stock have been issued.

Warrant Exercise

Subsequent to December 31, 2019, the Company issued 1,062,811 shares of common stock upon the exercise of 1,062,811 Class P Warrants and Series A Warrants to purchase shares of stock under the terms of the respective warrant agreements.

Conversion of liabilities

Subsequent to December 31, 2019, the Company issued 1,496,989 shares of Common Stock upon the exercise of 416,667 Class L Warrants, under the terms of the respective warrant agreements and 1,080,322 upon the conversion of interest and bonus shares pursuant to the terms of the short term note payable. The other warrant exercise constituted the conversion of short term note payable in the outstanding amount of $208,109 with the receipt of notices of Class L warrant exercises, all pursuant to the terms of the short term note payable.

Consulting Agreement

Subsequent to December 31, 2019, the Company entered into a six month consulting agreement for which the services are to be paid with Common Stock. The number of shares to be paid with Common Stock was 1,000,000 earned upon signing and if agreed by both client and consultant an additional 1,000,000 No later than May 1, 2020. The Company issued 1,000,000 shares in March 2020.

New agreements

Subsequent to December 31, 2019, the Company entered into the sixth drawdown of the Master Equipment Lease with NFS Leasing, Inc. to provide financing for equipment purchase in the amount of $125,689.

Issuance of stock options

Subsequent to December 31, 2019, the Company granted to new employees fully-vested options to purchase an aggregate of 100,000 shares of the Company’s common stock.